Intangible Assets, Net - Summary of Intangible Assets, Net (Details) ¥ in Thousands, $ in Thousands	Feb. 29, 2020 CNY (¥)	Feb. 29, 2020 USD ($)	Feb. 28, 2019 CNY (¥)	Feb. 28, 2018 CNY (¥)
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	¥ 47,332	$ 6,771	¥ 47,332
Less: accumulated amortization	7,763	1,111	3,435
impairment loss	30,804	4,406	0	¥ 0
Intangible assets, net	8,765	1,254	43,897
Trade Name
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	37,400	5,350	37,400
Student Base and Customer Relationship
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	7,940	1,136	7,940
School Cooperation Agreements
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	1,000	143	1,000
Non-compete Agreement
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	670	96	670
Purchased Software
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	¥ 322	$ 46	¥ 322